TAX EXPENSE	12 Months Ended
Dec. 31, 2022
TAX EXPENSE
TAX EXPENSE

NOTE 18 – TAX EXPENSE

The provision for income taxes consisted of the following for the years ended December 31, 2022 and 2021.

	Year Ended December 31,
	2022	2021
Current:
Federal	$3,339	$107
State	—	860
Total Current Tax Expense	3,339	967

Deferred:
Federal	$1,073	$1,112
State	(7,196)	(277)
Total Deferred Tax Expense	(6,123)	835

TOTAL TAX PROVISION	$(2,784)	$1,802

The components of deferred income tax assets and (liabilities) are as follows:

	Year Ended December 31,
	2022	2021
Deferred Income Tax Assets:
Fixed Assets	$208	$—
Accrued Expenses	22	58
Net Operating Losses	4,030	5,010
Total	4,260	5,068

Deferred Income Tax Liabilities:
Fixed Assets and Intangibles	—	(11,094)
Leases	(134)	(96)
Total	(134)	(11,190)

Valuation Allowance	(4,126)	—
Net Deferred Tax Assets (Liabilities)	$—	$(6,122)

The net deferred tax liability as of December 31, 2022 is associated with the Company's continuing operations.

The reconciliation between the Company’s effective tax rate and the statutory tax rate is as follows:

	Year Ended December 31,
	2022	2021

Expected Income Tax Benefit at Statutory Tax Rate, Net	$(41,039)	$(6,385)
Changes in Income Taxes Resulting From:
State Taxes (Net of Federal Tax Benefits)	(10,036)	9,937
Decrease in Valuation Allowance	4,126	(14,375)
Gain/Loss on Extinguishment of Debt	—	1,255
Non-Deductible 280E	5,339	5,421
Goodwill impairment	9,355	1,296
Debt Discount	274	239
Pass through and Managed	1,725	308
Disposal of Depreciable Assets	2,820	—
Impairment of Intangibles	25,024	—
Prior Year Adjustments and Other	(372)	4,106
Reported Income Tax Expense (Benefit)	$(2,784)	$1,802

For the years ended December 31, 2022 and 2021, the Company had subsidiaries that produced and sold cannabis or cannabis pure concentrates, subjecting the Company to the limits of Internal Revenue Code (“IRC”) Section 280E. Pursuant to IRC Section 280E, the Company is allowed only to deduct expenses directly related to sales of product. The State of California does not conform to IRC Section 280E and, accordingly the Company is allowed to deduct all operating expenses on its California income tax returns. As the Company files consolidated federal income tax returns, the taxable income generated from its subsidiaries subject to IRC Section 280E has been offset by losses generated by operations not subject to IRC Section 280E.

As of December 31, 2022, the Company had federal net operating loss carryforwards of $9.0 million, which do not expire, but are limited in utilization against 80% of taxable income. As of December 31, 2022, the Company had state net operating loss carryforwards of $24.3 million, which begin to expire in 2038. These tax attributes are subject to an annual limitation from equity shifts, which constitute a change of ownership as defined under IRC Section 382, which will limit their utilization. Management completed an analysis of our owner shifts and believe we underwent ownership changes as defined by Section 382 on May 7, 2018 and July 1,2021. Net operating loss carryforwards have been reduced to reflect the maximum amount available subject to these limitations.

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. As of December 31, 2022, we have determined that a valuation allowance is required due to our net deferred tax asset position. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. All tax years are subject to examination. The income tax returns for the years ended December 31, 2020 and 2019 related to People's First Choice, LLC is under examination, which is expected to begin in fiscal year 2023.

Under ASC 740-10, "Income Taxes", we periodically review the uncertainties and judgments related to the application of complex income tax regulations to determine income tax liabilities in several jurisdictions. We use a “more likely than not” criterion for recognizing an asset for unrecognized income tax benefits or a liability for uncertain tax positions. We have determined we have unrecognized liabilities in the amount of $1.8 million related to uncertain tax positions for IRC Section 280E as of December 31, 2022 and 2021. We do not anticipate any significant changes in such uncertainties and judgments during the next twelve months. We settled prior year positions with adjustments to previously filed income tax returns.